Income Taxes - Schedule of Income Tax (Benefits)/Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax (Benefits)/Expenses [Abstract]
Current tax	¥ 159,578		¥ 364,628	¥ 512,054
Deferred tax	(256,685)		(85,446)	53,109
Total	¥ (97,107)	$ (13,886)	¥ 279,182	¥ 565,163